Other Liabilities - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities And Other Liabilities [Abstract]
Accrued expenses	$ 103,000
Payroll withholding liabilities	24,000	33,000
Accrued expenses for services		$ 53,000